Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Property and Equipment and Their Estimated Useful Lives of Assets

The estimated useful lives of assets are as follows:

Computers and hardware	3 years
Furniture and fixtures	7 years
Lab equipment	5 years
Building and improvements	25 years
Leasehold improvements	Shorter of the lease term (including estimated renewals) or the estimated useful lives of the improvements